SEMI-ANNUAL REPORT

Josephthal

                       JOSEPHTHAL STRATEGIC GROWTH FUND



                                   [GRAPHIC]



                                                                  APRIL 30, 2001

                                                                      UNAUDITED
                                                                      FINANCIAL
                                                                      STATEMENTS

[LOGO OF STRATEGIC GROWTH FUND]

                                                            NORTH AMERICAN FUNDS

JOSEPHTHAL STRATEGIC GROWTH FUND
Portfolio Manager's Message

-------------------------------------------------------------------------------

Dear Shareholder,

On behalf of the portfolio management team of the Josephthal Strategic Growth Fund, I extend a warm welcome to you as a valued shareholder of the Fund. The following update includes an economic outlook as well as a general market commentary for the period ending April 30, 2001.

The Josephthal Strategic Growth Fund's Class A performance from its inception on September 18, 2000 through April 30, 2001, was -9.20%. During the same period, the S&P 500 was -14.7% and the NASDAQ was -44.8%. The six months ended April 30, 2001 was a period when bonds generally performed well due to falling interest rates, while growth stocks generally performed poorly. The word "generally" is important because these trends only applied to the first five months of the period, with April showing a rebound for equities and a sell-off period for bonds in the month of April.

The Fund is designed to invest in shares of high-quality, leading edge companies in the fastest growing sectors of the U.S. market--technology, healthcare, and specialty retailing. In managing the Fund, we also perform extensive daily risk management to ensure the Fund maintains low risk and volatility, but is still able to participate significantly in the upside of the market.

Since the inception of the Fund in September 2000, we have taken a cautious stance toward the equity markets as the U.S. economy was slowing from an over-expansion in technology primarily, and a sharp cutback in overall corporate spending programs, causing earnings visibility to be very limited. We felt that the risks outweighed the rewards in the market, as earnings expectations were exceptionally high and unlikely to be met in reality. In addition, valuations were at historically high levels, compounding our concerns. We have hedged the portfolio from the onset to reduce risk and volatility by 1) keeping cash levels higher than normal, 2) buying listed put options and selling listed calls against certain positions, 3) broadly diversifying the portfolio among 50-70 positions, and 4) selectively shorting stocks on an opportunistic basis. This strategy of active risk management has worked well as we have kept the risk and volatility of the Fund low relative to the market segments in which we invest.

We will continue to look for stocks of companies that are growing revenues and earnings at least 20% a year and whose valuations we consider reasonable. In fact, most of our positions have growth rates significantly greater than that. We look for companies that have significant market share gain opportunities and we carefully analyze their financial stability. We like companies that are well financed and will not have to tap into the equity markets in the near term. We also want experienced management teams that are incented by the price of their stock. Although the Fund is long-term, we have the ability to short stocks selectively and do so on an opportunistic basis, due to a catalyst or event.

Going forward, we are monitoring economic data and company fundamentals carefully to determine when growth will resume. It appears that the recovery will be gradual, and we will take a more aggressive investment stance when we see more concrete evidence that the measures being taken by the Fed are, in fact, stimulating economic growth again. Tax relief will be another potential catalyst we'll be watching.

We are also closely watching the technology sector as it emerges out of its downturn. We expect this to happen late this year or early next year as excess inventories are worked down to more normal levels, and demand gradually recovers from both the consumer and corporate sectors from new product cycles, upgrades, and productivity and competitive needs.

Thank you for investing in the Josephthal Strategic Growth Fund, a portfolio of the North American Funds, managed by Josephthal & Co. Inc. We look forward to serving your investment needs in the next half of 2001 and for years to come.

Sincerely,

/s/ Howard Schachter
Howard Schachter
Portfolio Manager
Josephthal Strategic Growth Fund

JOSEPHTHAL STRATEGIC GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES continued - APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value (Cost $31,798,967) (See
accompanying Portfolio of Investments) (Notes 2 and 8)...........  $31,972,190
Cash.............................................................      101,026
Receivables:
 Investments sold................................................      698,916
 Fund shares sold................................................       78,406
 Dividends.......................................................        4,214
 Interest........................................................          441
 From adviser....................................................       25,014
Other assets.....................................................       34,399
                                                                    -----------
  Total assets...................................................   32,914,606
                                                                    -----------

LIABILITIES:
Payables:
 Investments purchased...........................................    1,217,283
 Fund shares redeemed............................................      109,896
 Custodian and transfer agent fees...............................       54,045
 Distribution fee................................................       12,724
 Other accrued expenses..........................................       21,032
                                                                    -----------
  Total liabilities..............................................    1,414,980
                                                                    -----------
NET ASSETS.......................................................  $31,499,626
                                                                    -----------

NET ASSETS CONSIST OF:
 Undistributed net investment income/(loss) (Note 2).............      $57,952
 Accumulated undistributed net realized gain (loss) on
 investments and written options.................................   (4,564,243)
 Unrealized appreciation (depreciation) on investments...........      173,223
 Capital shares at par value of $.001 (Note 3)...................        3,554
 Additional paid-in capital......................................   35,829,140
                                                                    -----------
  Net assets.....................................................  $31,499,626
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES continued - APRIL 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

NET ASSET VALUES:
Class A Shares
 Net assets at value.............................................. $23,307,576
 Shares outstanding...............................................   2,627,942
Net asset value (NAV) and redemption price per share..............       $8.87
                                                                         -----
Public offering price per share (100/94.25 of NAV)
 On sales of $100,000 or more the offering price is reduced.......       $9.41
                                                                         -----
Class B Shares
 Net assets at value..............................................  $7,005,211
 Shares outstanding...............................................     791,714
Net asset value (NAV), offering price and redemption price per
share.............................................................       $8.85
                                                                         -----
Class C Shares
 Net assets at value..............................................  $1,186,839
 Shares outstanding...............................................     134,145
Net asset value (NAV), offering price and redemption price per
share.............................................................       $8.85
                                                                         -----

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                                                                       For the
                                                                     Six Months
                                                                        ended
                                                                      April 30,
                                                                        2001
                                                                     (Unaudited)
                                                                     -----------
INVESTMENT INCOME:
 Interest..........................................................     $529,722
 Dividends.........................................................       29,805
                                                                      -----------
  Total income.....................................................      559,577
                                                                      -----------
EXPENSES:
 Distribution for Class A..........................................       45,539
 Distribution for Class B..........................................       39,620
 Distribution for Class C..........................................        6,363
 Investment adviser fee (Note 5)...................................      158,485
 Custodian fee.....................................................       21,194
 Transfer agent fee................................................      100,355
 Accounting/administration.........................................       16,718
 Audit and legal fees..............................................       19,367
 Miscellaneous.....................................................       54,680
                                                                      -----------
 Expenses before reimbursement by investment adviser...............      462,321
 Reimbursement of expenses by investment adviser (Note 5)..........      118,871
                                                                      -----------
  Net expenses.....................................................      343,450
                                                                      -----------
  Net investment income............................................      216,127
                                                                      -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
 Net realized gain (loss) on:
 Investment transactions...........................................   (4,306,927)
 Written options...................................................      (60,281)
 Change in unrealized appreciation (depreciation) on investments...      562,297
                                                                      -----------
  Net loss on investments..........................................   (3,804,911)
                                                                      -----------
Net decrease in net assets resulting from operations...............  ($3,588,784)
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                    For the
                                                  Six Months       For The
                                                     ended       Period From
                                                   April 30,   Sept. 18, 2000*
                                                     2001          through
                                                  (Unaudited)  October 31, 2000
                                                  -----------  ----------------
OPERATIONS:
 Net investment income..........................     $216,127          $101,121
 Net realized gain (loss) on investment
 transactions...................................   (4,306,927)          (64,359)
 Net realized gain (loss) on written options....      (60,281)            8,675
 Change in unrealized
 appreciation/(depreciation) on investments.....      562,297          (389,074)
                                                  -----------       -----------
Net decrease in net assets resulting from
operations......................................   (3,588,784)         (343,637)
DISTRIBUTIONS FROM:
 Net investment income
 Class A........................................     (205,599)                -
 Class B........................................      (46,377)                -
 Class C........................................       (7,320)                -
 Realized capital gains
 Class A........................................     (104,600)                -
 Class B........................................      (31,741)                -
 Class C........................................       (5,010)                -
Increase/(decrease) in net assets from capital
 share transactions (Note 3)....................   (2,396,307)       38,229,001
                                                  -----------       -----------
Increase/(decrease) in net assets...............   (6,385,738)       37,885,364
Net assets at beginning of period...............   37,885,364                 -
                                                  -----------       -----------
Net assets at end of period.....................  $31,499,626       $37,885,364
                                                  -----------       -----------

---------------------
* Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                            Class A
                                                      ----------------------
                                                      Six Months
                                                         ended      9/18/00*
                                                        4/30/01     through
                                                      (Unaudited)   10/31/00
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.88     $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income**                                     0.06       0.03
 Net realized and unrealized loss on investments            (0.96)     (0.15)
                                                      ------------------------
 Total from investment operations                           (0.90)     (0.12)
                                                      ------------------------
Distributions
 Dividends from net investment income                       (0.07)         -
 Distributions from realized capital gains                  (0.04)         -
                                                      ------------------------
 Total distributions                                        (0.11)         -
------------------------------------------------------------------------------
Net Asset Value, End of Period                              $8.87      $9.88
------------------------------------------------------------------------------
Total Return                                               (9.20%)+   (1.20%)+
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                        $23,308    $28,191
------------------------------------------------------------------------------
 Ratio of net expenses to average net assets                1.77%#     1.77%#
------------------------------------------------------------------------------
 Ratio of net investment income to average net assets       1.41%#     2.94%#
------------------------------------------------------------------------------
 Portfolio turnover rate                                     353%+       98%+
------------------------------------------------------------------------------
 Expense ratio before fee waiver by adviser                 2.46%#     2.69%#
------------------------------------------------------------------------------

*  Commencement of Operations
+  Not annualized
#  Annualized
** Net investment income per share has been calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                            Class B
                                                      ----------------------
                                                      Six Months
                                                         ended      9/18/00*
                                                        4/30/01     through
                                                      (Unaudited)   10/31/00
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.87     $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income**                                     0.03       0.03
 Net realized and unrealized loss on investments            (0.96)     (0.16)
                                                      ------------------------
 Total from investment operations                           (0.93)     (0.13)
                                                      ------------------------
Distributions
 Dividends from net investment income                       (0.05)         -
 Distributions from realized capital gains                  (0.04)         -
                                                      ------------------------
 Total distributions                                        (0.09)         -
------------------------------------------------------------------------------
Net Asset Value, End of Period                              $8.85      $9.87
------------------------------------------------------------------------------
Total Return                                               (9.49%)+   (1.30%)+
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                         $7,005     $8,389
------------------------------------------------------------------------------
 Ratio of net expenses to average net assets                2.46%#     2.42%#
------------------------------------------------------------------------------
 Ratio of net investment income to average net assets       0.71%#     2.32%#
------------------------------------------------------------------------------
 Portfolio turnover rate                                     353%+       98%+
------------------------------------------------------------------------------
 Expense ratio before fee waiver by adviser                 3.11%#     3.35%#
------------------------------------------------------------------------------

*  Commencement of Operations
+  Not annualized
#  Annualized
** Net investment income per share has been calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                            Class C
                                                      ----------------------
                                                      Six Months
                                                         ended      9/18/00*
                                                        4/30/01     through
                                                      (Unaudited)   10/31/00
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $9.87     $10.00
------------------------------------------------------------------------------
Investment Operations:
 Net investment income**                                     0.03      0.03)
 Net realized and unrealized loss on investments            (0.96)     (0.16)
                                                      ------------------------
 Total from investment operations                           (0.93)     (0.13)
                                                      ------------------------
Distributions
 Dividends from net investment income                       (0.05)         -
 Distributions from realized capital gains                  (0.04)         -
                                                      ------------------------
 Total distributions                                        (0.09)         -
------------------------------------------------------------------------------
Net Asset Value, End of Period                              $8.85      $9.87
------------------------------------------------------------------------------
Total Return                                               (9.49%)+   (1.30%)+
------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------
 Net assets, end of period (000's)                         $1,187     $1,305
------------------------------------------------------------------------------
 Ratio of net expenses to average net assets                2.49%#     2.42%#
------------------------------------------------------------------------------
 Ratio of net investment income to average net assets       0.68%#     2.34%#
------------------------------------------------------------------------------
 Portfolio turnover rate                                     353%+       98%+
------------------------------------------------------------------------------
 Expense ratio before fee waiver by adviser                 3.11%#     3.35%#
------------------------------------------------------------------------------

*  Commencement of Operations
+  Not annualized
#  Annualized
** Net investment income per share has been calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

                                        Shares       Value
                                        ------       -----
----------------------------------------------------------
COMMON STOCKS - 55.02%
----------------------------------------------------------
Aerospace & Defense - 0.88%
Aeroflex, Inc.                           6,500     $96,915
Boeing Company                           3,000     185,400
                                               -----------
                                                   282,315
Automobiles - 0.72%
Harley Davidson, Inc.                    5,000     230,450
                                               -----------
Beverages - 0.72%
Coca Cola Company                        5,000     230,950
                                               -----------
Biotechnology - 4.82%
Alexion Pharmaceuticals, Inc.            6,500     151,645
Amgen, Inc.*                            12,600     770,364
Lexicon Genetics, Inc.*                  7,500      67,500
Medarex, Inc.                            5,000     119,550
Medimmune, Inc.                          5,000     195,750
Myriad Genetics, Inc.                    3,000     158,880
Sangstat Medical Corp.*                  7,000      77,840
                                               -----------
                                                 1,541,529
Chemicals - 0.27%
Rohm & Haas Co.                          2,500      85,925
                                               -----------
Commercial Services & Supplies - 0.69%
Cendant Corp.*                          12,500     221,750
                                               -----------
Communications Equipment - 4.23%
Cabletron Systems Inc.*                 13,000     203,840
Cisco Systems, Inc.*                    13,500     229,230
Corning, Inc.                            9,000     197,730
Corvis Corp.                             6,500      44,525
Ericsson Telephone Co.                  10,500      67,515
Foundry Networks, Inc.                   5,000      74,250
JDS Uniphase Corp.                       8,000     171,120
L 3 Communications Holding Co.             500      38,625
Lucent Technologies, Inc.               15,000     150,150
Motorola, Inc.                           5,000      77,750
Riverstone Networks, Inc.                6,500      92,365
Sycamore Networks, Inc.                    500       4,760
                                               -----------
                                                 1,351,860
Computers & Peripherals - 3.31%
Compaq Computer Corp.                    6,000     105,000
Dell Computer Corp.*                     9,500     249,755
E M C Corp.*                             5,000     198,000
Network Appliance, Inc.                  2,500      56,875
Sandisk Corp.                            5,000     134,300
Storage Technology Corp.                 2,500      31,975
Sun Microsystems, Inc.                  16,500     282,480
                                               -----------
                                                 1,058,385
Diversified Financials - 2.93%
American Express                         5,000     212,200
Citigroup, Inc.                          8,500     417,775
Merrill Lynch & Co., Inc.                5,000     308,500
                                               -----------
                                                   938,475

                                            Shares       Value
                                            ------       -----
Diversified Telecommunications - 0.20%
Global Crossing Ltd.                         5,000     $62,650
                                                   -----------
Electrical Equipment - 1.08%
H Power Corp.                               10,000      77,400
Harris Corp.                                 5,000     143,750
Vishay Intertechnology, Inc.                 5,000     124,750
                                                   -----------
                                                       345,900
Electronic Equipment & Instruments - 1.51%
DDI Corporation                              4,000      98,280
Flextronics International                    1,500      40,335
Jabil Circuit, Inc.                          2,500      72,600
JNI Corp.                                    5,000      51,300
Kemet Corp.                                  5,000     102,600
Manufacturers Services, Ltd.                 5,000      22,000
Newport Corp.                                2,500      94,400
                                                   -----------
                                                       481,515
Energy Equipment & Services - 0.51%
Veritas DGC, Inc.                            5,000     162,500
                                                   -----------
Health Care Equipment & Supplies - 2.89%
Guidant Corp.                                5,000     205,000
Health Management Associates                 2,500      44,800
Humana, Inc.                                15,000     148,200
Minimed, Inc.                                5,000     199,700
UnitedHealth Group, Inc.                     5,000     327,400
                                                   -----------
                                                       925,100
Insurance - 0.34%
Ace Ltd.                                     3,000     107,100
                                                   -----------
Media - 2.98%
Charter Communications, Inc.                 5,000     107,050
Comcast Corp.                                5,000     219,550
Disney, Walt Company                        12,000     363,000
USA Networks, Inc.*                         10,500     263,025
                                                   -----------
                                                       952,625
Metals & Mining - 0.17%
Bethlehem Steel Corp.                        7,500      26,550
USX U. S. Steel Group                        1,500      27,615
                                                   -----------
                                                        54,165
Multiline Retail - 5.60%
BJs Wholesale Club, Inc.*                    5,000     226,500
Costco Wholesale Corp.                       5,000     174,650
Family Dollar Stores, Inc.                  10,000     255,100
Federated Stores, Inc.                      10,500     451,290
Target Corp.                                11,000     422,950
Wal Mart Stores, Inc.                        5,000     258,700
                                                   -----------
                                                     1,789,190
Multi Utilities - 1.10%
McData Corporation                           5,000     139,550
Williams Companies, Inc.                     5,000     210,850
                                                   -----------
                                                       350,400

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited) - continued

--------------------------------------------------------------------------------

                                             Shares       Value
                                             ------       -----
Office Electronics - 0.07%
Xerox Corp.                                   2,500     $22,600
                                                    -----------
Oil & Gas - 1.16%
Magnum Hunter Resources, Inc.                 4,000      44,800
Ocean Energy, Inc.                           10,000     185,100
Pennzoil Quaker State Co.                    10,000     142,100
                                                    -----------
                                                        372,000
Pharmaceuticals - 6.15%
Abbott Laboratories                          10,000     463,800
Alteon, Inc.                                 17,000      52,870
Bristol Myers Squibb Co.                      5,000     280,000
Cubist Pharmaceuticals, Inc.                  3,000      93,360
Elan plc                                      4,000     200,600
King Pharmaceuticals, Inc.                    3,500     147,455
Merck & Co., Inc.                             2,500     189,925
Pfizer, Inc.                                  8,000     346,400
Schering Plough Corp.                         5,000     192,700
                                                    -----------
                                                      1,967,110
Semiconductor Equipment & Products  - 6.66%
Advanced Micro Devices, Inc.*                 9,000     279,000
Altera Corp.*                                 8,000     202,320
Atmel Corp.*                                  9,500     131,955
Chippac, Inc.                                 5,000      31,500
Cypress Semiconductor Corp.*                  7,500     169,500
Emcore Corp.                                  2,500     103,750
Insilicon, Inc.                               5,500      16,830
Intel Corp.                                   7,500     231,825
LSI Logic Corp.                               5,000     102,350
Lattice Semiconductor Corp.*                  5,000     123,150
Microsemi Corp.                               1,500      57,540
PMC Sierra, Inc.*                             2,500     104,125
PRI Automation, Inc.                          7,000     133,770
Teradyne, Inc.                                2,500      98,750
Texas Instruments, Inc.                       7,500     290,250
Transwitch Corp.                              3,000      52,050
                                                    -----------
                                                      2,128,665
Software - 1.61%
Microsoft Corp.*                              3,500     237,125
Oracle Corp.*                                 8,500     137,360
Parametric Technology Corp.                  10,000     114,000
Synquest, Inc.                                9,000      25,110
                                                    -----------
                                                        513,595
Specialty Retail - 4.42%
Bed Bath & Beyond, Inc.*                     14,500     410,640
Blockbuster, Inc.                             3,500      65,275
Gymboree Corp.                                6,000      42,060
Home Depot, Inc.                              5,000     235,500
Limited, Inc.                                 5,000      84,600
Pacific Sunwear of California                 3,750     104,475
Radio Shack Corp.                             5,000     153,150
Tiffany & Company                             5,000     162,100

                                                           Shares         Value
                                                           ------         -----
Specialty Retail - (continued)
TJX Companies, Inc.                                         5,000      $156,650
                                                                    -----------
                                                                      1,414,450
                                                                    -----------
TOTAL COMMON STOCKS (Cost $17,155,304)                              $17,591,204
                                                                    -----------
-------------------------------------------------------------------------------
COMMON STOCK UNITS - 0.94%
-------------------------------------------------------------------------------
Unit Investment Trust -- 0.94%
NASDAQ 100 Share Index                                      6,500      $299,975
                                                                    -----------
TOTAL COMMON STOCK UNITS (Cost $285,710).................              $299,975
                                                                    -----------
-------------------------------------------------------------------------------
PUT OPTIONS - 1.72%
-------------------------------------------------------------------------------
                                                          Number of
                                                          Contracts       Value
                                                          ---------       -----
ASM International
Strike Price $15.00, Exp. 6/16/01                              50          $500
Abbott Laboratories
Strike Price $45.00, Exp. 05/19/01                            100         6,000
Ace Ltd.
Strike Price $30.00, Exp. 05/19/01                             50           250
Advanced Micro Devices, Inc.
Strike Price $20.00, Exp. 05/19/01                             40           200
Strike Price $27.50, Exp. 05/19/02                             75         4,500
Aeroflex, Inc.
Strike Price $12.50, Exp. 05/19/01                             50         2,000
Alexion Pharmaceuticals
Strike Price $20.00, Exp. 05/19/01                             65         6,500
Altera Corp.
Strike Price $27.50, Exp. 05/19/01                             30         9,300
Strike Price $25.00, Exp. 05/19/01                             50         9,000
Alza Corp.
Strike Price $27.50, Exp. 05/19/01                             50           750
American Express Company
Strike Price $35.00, Exp. 05/19/01                             50           750
Strike Price $40.00, Exp. 05/19/01                             50         2,500
Amgen, Inc.
Strike Price $55.00, Exp. 05/19/01                            120         9,000
Atmel Corp.
Strike Price $12.50, Exp. 05/19/01                            100         5,000

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited) - continued

--------------------------------------------------------------------------------

                                    Number of
                                    Contracts   Value
                                    ---------   -----
Bed Bath & Beyond, Inc.
Strike Price $27.50, Exp. 05/19/01     125    $12,500
BJs Wholesale Club, Inc.
Strike Price $40.00, Exp. 05/19/01      50      2,500
Blockbuster, Inc.
Strike Price $15.00, Exp. 05/19/01      60      1,200
Boeing Company
Strike Price $60.00, Exp. 05/19/01      30      2,850
Bristol Myers Squibb Co.
Strike Price $55.00, Exp. 05/19/01      50      5,000
Cabletron Systems, Inc.
Strike Price $15.00, Exp. 05/19/01     100      8,000
Cendant Corp.
Strike Price $17.50, Exp. 05/19/01     125      6,875
Cisco Systems, Inc.
Strike Price $17.50, Exp. 05/19/01     135     24,300
Citigroup, Inc.
Strike Price $47.50, Exp. 05/19/01      85      8,500
Comcast Corp.
Strike Price $40.00, Exp. 05/19/01      50      1,500
Compaq Computer Corp.
Strike Price $17.50, Exp. 05/19/01      50      5,000
Corning, Inc.
Strike Price $25.00, Exp. 05/19/01     100     34,000
Costo Wholesale Corp.
Strike Price $35.00, Exp. 05/19/01      50      7,500
Cubist Pharmaceuticals, Inc.
Strike Price $20.00, Exp. 05/19/01      75        750
Cypress Semiconductor Corp.
Strike Price $17.50, Exp. 05/19/01      50        500
DDI Corporation
Strike Price $20.00, Exp. 05/19/01      25        875
Dell Computer Corp.
Strike Price $27.50, Exp. 05/19/01     100     27,500
Disney, Walt Corp.
Strike Price $30.00, Exp. 05/19/01     120      9,600
Elan plc
Strike Price $45.00, Exp. 05/19/01      40      2,200
EMC Corp.
Strike Price $40.00, Exp. 05/19/01      50     14,000
Emcore Corp.
Strike Price $30.00, Exp. 05/19/01      25      1,250
Family Dollar Stores, Inc.
Strike Price $25.00, Exp. 05/19/01      75      5,250
Federated Department Stores, Inc.
Strike Price $42.50, Exp. 05/19/01     100     16,000
Guidant Corp.
Strike Price $40.00, Exp. 05/19/01      50      7,250
Harley Davidson, Inc.
Strike Price $40.00, Exp. 05/19/01      50      1,250
Harris Corp.
Strike Price $22.50, Exp. 05/19/01      50        750

                                    Number of
                                    Contracts  Value
                                    ---------  -----
Home Depot, Inc.
Strike Price $45.00, Exp. 05/19/01      50    $5,000
Humana, Inc.
Strike Price $12.50, Exp. 05/19/01     100    26,500
Intel Corp.
Strike Price $30.00, Exp. 05/19/01      75     9,375
JDS Uniphase Corp.
Strike Price $22.50, Exp. 05/19/01     100    27,000
Jabil Circuit, Inc.
Strike Price $25.00, Exp. 05/19/01      50     3,000
Kemet Corp.
Strike Price $17.50, Exp. 05/19/01      50       250
King Pharmaceuticals, Inc.
Strike Price $35.00, Exp. 05/19/01      50     1,250
LSI Logic Corp.
Strike Price $20.00, Exp. 05/19/01      50     5,000
Lattice Semiconductor Corp.
Strike Price $22.50, Exp. 05/19/01      50     4,750
Lucent Technologies, Inc.
Strike Price $10.00, Exp. 05/19/01     100     7,000
McData Corporation
Strike Price $22.50, Exp. 05/19/01      50     5,750
Medimmune, Inc.
Strike Price $35.00, Exp. 05/19/01      50     5,500
Merck & Company, Inc.
Strike Price $70.00, Exp. 05/19/01      25     1,250
Merrill Lynch & Company, Inc.
Strike Price $60.00, Exp. 05/19/01      50     9,750
Microsemi Corp.
Strike Price $25.00, Exp. 05/19/01      50       250
Microsoft Corp.
Strike Price $65.00, Exp. 05/19/01      35     5,075
Minimed, Inc.
Strike Price $35.00, Exp. 05/19/01      50     2,250
Myriad Genetics, Inc.
Strike Price $40.00, Exp. 05/19/01      30     1,200
Nasdaq 100 Share Index
Strike Price $45.00, Exp. 05/19/01      50    10,000
Newport Corp.
Strike Price $15.00, Exp. 05/19/01      25     8,000
Ocean Energy, Inc.
Strike Price $15.00, Exp. 05/19/01      65       975
Strike Price $17.50, Exp. 05/19/01      50     2,500
Oracle Corp.
Strike Price $20.00, Exp. 05/19/01      85    33,150
Pfizer, Inc.
Strike Price $40.00, Exp. 05/19/01      80     2,400
PMC Sierra, Inc.
Strike Price $15.00, Exp. 05/19/01      30     5,250
PRI Automation, Inc.
Strike Price $15.00, Exp. 05/19/01      70     1,050
Radio Shack Corp.
Strike Price $30.00, Exp. 05/19/01      50     7,000

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS - April 30, 2001 (Unaudited) - continued

--------------------------------------------------------------------------------

                                     Number of
                                     Contracts    Value
                                     ---------    -----
Sandisk Corp.
Strike Price $25.00, Exp. 05/19/01       50      $5,000
Schering Plough Corp.
Strike Price $35.00, Exp. 05/19/01       50       1,750
Sun Microsystems, Inc.
Strike Price $17.50, Exp. 05/19/01       50       6,250
Strike Price $20.00, Exp. 05/19/01      130      34,450
TJX Companies, Inc.
Strike Price $30.00, Exp. 05/19/01       50       2,500
Target Corp.
Strike Price $35.00, Exp. 05/19/01      125       5,000
Teradyne, Inc.
Strike Price $37.50, Exp. 05/19/01       25       4,500
Texas Instruments, Inc.
Strike Price $15.00, Exp. 05/19/01       75       8,250
Tiffany & Company
Strike Price $147.50, Exp. 05/19/01      50       1,500
USA Networks, Inc.
Strike Price $22.50, Exp. 05/19/01      100       1,000
UnitedHealth Group, Inc.
Strike Price $55.00, Exp. 05/19/01       50         250
Veritas DGC, Inc.
Strike Price $35.00, Exp. 05/19/01       50      16,000
Wal Mart Stores, Inc.
Strike Price $50.00, Exp. 05/19/01       50       5,000
Williams Companies, Inc.
Strike Price $40.00, Exp. 05/19/01       50       3,000
                                               --------
TOTAL PUT OPTIONS
(Cost $831,904)                                $548,075
                                               --------

--------------------------------------------------------------------------------
CALL OPTIONS - 0.06%

------------------------------------------------------------------------------
                                                        Number of
                                                        Contracts        Value
                                                       -----------       -----
 Parametric Technology Corp.
 Strike Price $10.00, Exp. 05/19/01 (Cost $13,113)             100     $20,000
                                                         Principal       Value
                                                         ---------       -----
 US TREASURY OBLIGATIONS - SHORT TERM - 31.27%
 U. S. Treasury Bills - 1.27%
 3.72% Discount Note, 05/03/01 (Cost $9,997,936)       $10,000,000  $9,997,936
                                                                   -----------
 REPURCHASE AGREEMENT - 10.99%
 Repurchase Agreement with State Street Bank & Trust
 Co. dated 04/30/01 at 4.52%, to be -  repurchased at
 $3,515,436 on 05/01/01, collateralized by U.S.
 Government Securities (Cost $3,515,000)                $3,515,000  $3,515,000
                                                                   -----------
 TOTAL INVESTMENTS (Cost $31,798,967)                              $31,972,190
                                                                   ===========

* non-income producing

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

-------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND. The Josephthal Strategic Growth Fund ("the Fund") is organized as a series of a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund is a series of the North American Funds ("the Trust") which is comprised of twenty-three other portfolios which are not included in this report.

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of 5.75%. Class B and Class C shares are sold without an initial sales charge. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time shares are held. Class C shares are sold with a contingent deferred sales charge of 1% in the first year after purchase. Class B shares will automatically convert to Class A shares of the same portfolio eight years after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class has exclusive voting rights with respect to its distribution plan (See Note 5). Investment income, realized and unrealized capital gains and losses and common expenses are allocated on a pro-rata basis to each class based on their relative net assets.

American General Asset Management Corp. ("AGAM"), and American General Funds Distributors, Inc., subsidiaries of American General Corporation, serve as investment adviser and principal underwriter for the Fund, respectively. Josephthal & Co., Inc. ("Josephthal") serves as sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation. Securities which are traded on a recognized exchange are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading on the Exchange. Other assets and securities for which no such quotation or valuations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

  (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts. The Fund did not engage in foreign currency transactions during the period.

Forward Foreign Currency Contracts. The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined daily using forward currency exchange rates supplied by a quotation service. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on forward foreign currency contracts, include net gains or losses realized by a portfolio on contracts which have matured. The Fund did not engage in such contracts during the period.

JOSEPHTHAL STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

-------------------------------------------------------------------------------


Note 2 - continued

Options Contracts. The Fund may use option contracts to hedge against changes in the value of securities the Fund owns or expects to purchase. The Fund may also write options on securities it owns or in which it may invest in an attempt to increase its current returns. The potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments, but is generally limited to the premium originally paid. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Forward Commitments. The Fund may purchase debt securities on a "when-issued" or "forward delivery" basis. Delivery and payment for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund will establish a segregated account consisting of cash or liquid high-quality debt securities equal to the amount of the commitment to purchase when-issued or forward delivery securities. The value of the securities underlying a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the portfolio's net asset value starting on the day the portfolio agrees to purchase the securities. The Fund did not purchase securities on a forward commitment basis during the period.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which it sells mortgage-backed securities for normal delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract. The Fund did not enter into mortgage dollar rolls during the period.

Futures Contracts. The Fund may enter into futures contacts. Upon entering into a futures contract, the Fund is required to deposit with the custodian on behalf of the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, which is known as the "initial margin". The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Subsequent payments, called "variation margin", are made or received by the Fund, depending upon the fluctuation of the value of the futures contract. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or (loss). The Fund did not enter into futures contracts during the period.

Securities Lending. The Fund may lend its portfolio securities in amounts up to 33% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully collateralized by cash, cash equivalents, short term investments or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market to the value of the loaned securities on a daily basis. The portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of portfolio securities will only be made to firms deemed by the sub-adviser to be creditworthy.

The Fund receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral provided is invested in the State Street Bank and Trust Company Navigator Securities Lending Trust. The related income is included as interest income in the Statement of Operations. All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and should be maintained at that level during the period of the loan. During the loan period, the portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. No securities were loaned during the period.

JOSEPHTHAL STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

-------------------------------------------------------------------------------


Note 2 - continued

Federal Income Taxes. It is the Fund's policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Distributions of Income and Gains. Dividends from net investment income and distributions of net capital gains, if any, are declared and paid to shareholders annually.

Repurchase Agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the repurchase price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price.

Other. Investment security transactions are accounted for on the trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund uses the First In, First Out method for determining realized gain or loss on investments, futures and foreign currency for both financial and federal income tax reporting purposes.

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain
(loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value.

3. CAPITAL SHARES. Share activity for the period ended April 30, 2001, is as follows:

                               Class A                Class B             Class C
                         ---------------------  --------------------  -----------------
                          Shares     Capital     Shares    Capital    Shares   Capital
                         --------  -----------  --------  ----------  -------  --------
Sold....................  613,072   $5,749,979   170,033  $1,600,393   13,449  $130,197
Reinvestment of
distributions...........   31,940      299,603     8,203      76,946    1,231    11,546
Redeemed................ (871,037)  (7,994,298) (236,568) (2,153,594) (12,780) (117,079)
                         --------  -----------  --------  ----------  -------  --------
 Net
 increase/(decrease).... (226,025) ($1,944,716)  (58,332)  ($476,255)   1,900  ($24,664)
                         --------  -----------  --------  ----------  -------  --------

Share activity for the period ended October 31, 2000, is as follows

                                Class A               Class B              Class C
                         ----------------------  -------------------  -------------------
                          Shares      Capital    Shares    Capital    Shares    Capital
                         ---------  -----------  -------  ----------  -------  ----------
Sold.................... 2,902,007  $28,917,035  873,524  $8,703,648  132,568  $1,317,790
Redeemed................   (48,040)    (475,758) (23,478)   (230,636)    (323)     (3,210)
                         ---------  -----------  -------  ----------  -------  ----------
 Net
 increase/(decrease).... 2,853,967  $28,441,277  850,046  $8,473,012  132,245  $1,314,712
                         ---------  -----------  -------  ----------  -------  ----------

4. PURCHASES AND SALES OF SECURITIES. During the period ended April 30, 2001, the Fund purchased securities in the amount of $65,440,683, and received $57,766,606 in proceeds on sales of securities.

At April 30, 2001, tax basis net unrealized appreciation was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                     Tax Basis Net
                                       Unrealized    Tax Basis    Tax Basis
                         Tax Basis    Appreciation   Unrealized   Unrealized
                           Cost      (Depreciation) Appreciation Depreciation
                         ---------   -------------- ------------ ------------
                        $32,004,187    ($31,997)     $1,299,872  ($1,331,869)

JOSEPHTHAL STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

-------------------------------------------------------------------------------


5. INVESTMENT ADVISORY AGREEMENT. The Fund maintains an Investment Advisory Agreement with AGAM ("the Adviser"), pursuant to approval by the Fund's Board of Trustees and initial Fund shareholder. The Adviser is responsible for managing the corporate and business affairs of the Fund and for selecting and compensating the sub-adviser to handle the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Trustees of the Fund. As compensation for its services, AGAM receives a fee from the Fund computed as an annual percentage of average net assets as follows:

                                        Between      Between
                                      $50 million  $200 million
                           First          and          and      Excess over
                        $50 million   $200 million $500 million $500 million
                        -----------   ------------ ------------ ------------
                           .900%         .850%        .825%        .800%

For the period ended April 30, 2001, AGAM received gross advisory fees of $158,485, from which they paid aggregate subadvisory fees to Josephthal of $87,887.

Expense Reimbursement and Distribution Plan. Pursuant to the Investment Advisory Agreement, the Adviser will reduce the advisory fee, or, if necessary, reimburse the Fund for expenses (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the portfolio's distribution fees) incurred in excess of the following annual percentages of average net assets as highlighted in the table below (Expense limitation). AGAM may later recapture expenses it deferred or reimbursed during the three prior fiscal years in the event the fund's actual expenses are less than the expense limitation.

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use its assets to finance certain activities relating to the distribution of its shares to investors. The Plan is a "compensation" plan providing for the payment by the Fund of a monthly distribution fee to the Adviser as principal underwriter for the Fund as highlighted in the table below:

                                                         Class A Class B Class C
                                                         ------- ------- -------
Expense limitation......................................  1.77%   2.42%   2.42%
                                                            ----    ----    ----
Rule 12b-1 fees.........................................  0.35%   1.00%   1.00%

In accordance with the Investment Advisory agreement, the Adviser, in addition to providing advisory services, provides accounting and administrative services for which AGAM charged $16,718 to the Fund, before reimbursement based on expense limitations, for the period ended April 30, 2001.

6. TRUSTEE'S FEES. The Trust pays each Trustee who is not an employee or a director of AGAM or its affiliates a fee of $900 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $3,600. The Fund pays its share of those fees and expenses which are allocated among the series based on relative net assets.

7. OPTIONS. During the period ended April 30. 2001, the following option contracts were written:

                                                              Number of
                                                              Contracts Premium
                                                              --------- -------
 Options written.............................................     305   $94,590
 Options closed and expired..................................    (305)  (94,590)
                                                                -----   -------
 Balance -- April 30, 2001...................................     --       $--

8. SUBSEQUENT EVENT. On May 11, 2001, American General Corporation, the parent of American General Asset Management Corp., and American General Fund Distributors, Inc., respectively the investment adviser and distributor to the North American Funds, announced that it had terminated its previously announced merger agreement with London-based Prudential Plc, and concurrently agreed to be acquired by American International Group, Inc. American International Group, Inc. is one of the world's leading insurance and financial services organizations and is the largest underwriter of commercial and industrial insurance in the United States. It is currently anticipated that the transaction, which is subject to approval by American General Corporation shareholders, regulatory approvals and other conditions, will close by the end of 2001. Fund shareholders will be asked to approve new advisory agreements due to the acquisition. Proxy materials will be mailed out in the Fall of 2001 to notify fund shareholders of the shareholder meeting date and any other issues for which a vote is required.

NORTH AMERICAN FUNDS
     286 Congress Street, Boston, MA 02210